OMB Number:               3235-0570

Expires:     January 31, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number               811-10479

            A&Q Event Fund LLC

(Exact name of registrant as specified in charter)

677 Washington Boulevard

                         Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Hedge Fund Solutions LLC

677 Washington Boulevard

                           Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-719-1428

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

A&Q EVENT FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2015 to June 30, 2015

An exemption under Regulation 4.5 has been obtained from the Commodity Futures Trading Commission for

A&Q Event Fund LLC

A&Q EVENT FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2015 to June 30, 2015

A&Q Event Fund LLC

Statement of Assets, Liabilities and Members’ Capital

(Unaudited)

June 30, 2015

ASSETS

Investments in Investment Funds, at fair value (cost $ 31,706,317)	$40,571,785
Cash	550,176
Receivable from Investment Funds	4,922,294
Other assets	11,603

Total Assets	46,055,858

LIABILITIES

Withdrawals payable	3,771,733
Professional fees payable	231,975
Management Fee payable	47,747
Administration fee payable	9,397
Custody fee payable	3,200
Withdrawals payable to Adviser	89
Other liabilities	61,576

Total Liabilities	4,125,717

Members’ Capital	$41,930,141

MEMBERS’ CAPITAL

Represented by:
Net capital contributions	$33,064,673
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	8,865,468

Members’ Capital	$41,930,141

The accompanying notes are an integral part of these financial statements.

A&Q Event Fund LLC

Statement of Operations

(Unaudited)

Period from January 1, 2015 to June 30, 2015

EXPENSES

Management Fee	$283,325
Professional fees	210,750
Directors’ fees	33,054
Administration fee	27,880
Loan commitment fees	14,072
Custody fee	4,555
Loan interest	27
Printing, insurance and other expenses	23,750

Total Expenses	597,413

Net Investment Loss	(597,413)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds and foreign currency transactions	3,134,391
Net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency translations	(2,012,203)

Net Realized and Unrealized Gain/(Loss) from Investments	1,122,188

Net Increase in Members’ Capital Derived from Operations	$524,775

The accompanying notes are an integral part of these financial statements.

A&Q Event Fund LLC

Statements of Changes in Members’ Capital

Year Ended December 31, 2014 and Period from January 1, 2015 to June 30, 2015 (Unaudited)

	Adviser	Members	Total

Members’ Capital at January 1, 2014	$60,028	$53,474,336	$53,534,364

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(776)	(1,326,686)	(1,327,462)
Net realized gain/(loss) from investments in Investment Funds and other securities	692	615,915	616,607
Net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency translations	162	214,656	214,818
Incentive Allocation	3,206	(3,206)	–
Net Increase/(Decrease) in Members’ Capital Derived from Operations	3,284	(499,321)	(496,037)

MEMBERS’ CAPITAL TRANSACTIONS
Members’ subscriptions	–	100,000	100,000
Adviser and Members’ withdrawals	(3,206)	(8,021,530)	(8,024,736)
Net Decrease in Members’ Capital Derived from Capital Transactions	(3,206)	(7,921,530)	(7,924,736)

Members’ Capital at December 31, 2014	$60,106	$45,053,485	$45,113,591

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(419)	(596,994)	(597,413)
Net realized gain/(loss) from investments in Investment Funds and foreign currency transactions	4,186	3,130,205	3,134,391
Net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency translations	(2,692)	(2,009,511)	(2,012,203)
Incentive Allocation	1,265	(1,265)	–
Net Increase in Members’ Capital Derived from Operations	2,340	522,435	524,775

MEMBERS’ CAPITAL TRANSACTIONS
Members’ subscriptions	–	55,000	55,000
Adviser and Members’ withdrawals	(89)	(3,763,136)	(3,763,225)
Net Decrease in Members’ Capital Derived from Capital Transactions	(89)	(3,708,136)	(3,708,225)

Members’ Capital at June 30, 2015	$62,357	$41,867,784	$41,930,141

The accompanying notes are an integral part of these financial statements.

A&Q Event Fund LLC

Statement of Cash Flows

(Unaudited)

Period from January 1, 2015 to June 30, 2015

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members’ capital derived from operations	$524,775
Adjustments to reconcile net increase in members’ capital derived from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(10,400,000)
Proceeds from disposition of investments in Investment Funds	13,886,193
Net realized (gain)/loss from investments in Investment Funds	(3,133,391)
Net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency translations	2,012,203
Changes in assets and liabilities:
(Increase) decrease in assets:
Advanced subscriptions in Investment Funds	750,000
Receivable from Investment Funds	2,041,950
Other assets	(5,565)
Increase (decrease) in liabilities:
Administration fee payable	(9,209)
Custody fee payable	(800)
Management Fee payable	(6,581)
Professional fees payable	(29,935)
Other liabilities	(19,725)
Net cash provided by operating activities	5,609,915

CASH FLOWS FROM FINANCING ACTIVITIES
Payments on Members’ withdrawals, including change in withdrawals payable	(5,509,955)
Proceeds from loan	600,000
Principal payment on loan	(600,000)
Net cash used in financing activities	(5,509,955)

Effect of exchange rate changes on foreign currency	(1,384)

Net increase in cash	98,576
Cash-beginning of period	451,600
Cash-end of period	$550,176

Supplemental disclosure of cash flow information:
Interest paid	$27

The accompanying notes are an integral part of these financial statements.

A&Q Event Fund LLC

Financial Highlights

June 30, 2015

The following represents the ratios to average members’ capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated. An individual Member’s ratios and returns may vary from the below based on the Incentive Allocation, if applicable, and the timing of capital transactions.

	Period from January 1, 2015 to June 30,
	2015	Years Ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010

Ratio of net investment loss to average members’ capital [a,b]	(2.64%) [c]	(2.52%)	(2.28%)	(2.02%)	(1.90%)	(1.78%)

Ratio of gross expenses to average members’ capital [a,b]	2.64% [c]	2.52%	2.28%	2.02%	1.92%	1.78%

Ratio of net expenses to average members’ capital after Incentive Allocation [a,b,d]	2.64% [c]	2.53%	2.39%	2.03%	1.90%	1.79%

Portfolio turnover rate	25.20%	20.20%	22.59%	19.69%	13.75%	29.01%

Total return after Incentive Allocation [e,f]	1.16%	(1.09%)	9.60%	3.12%	(1.38%)	10.54%

Members’ capital at end of period (including the Adviser)	$41,930,141	$45,113,591	$53,534,364	$70,149,823	$98,973,511	$121,421,599

a	The average members’ capital used in the above ratios is calculated using pre-tender members’ capital, excluding the Adviser.

b

Ratios of net investment loss and gross/net expenses to average members’ capital do not include the impact of expenses and incentive allocations or incentive fees incurred by the underlying Investment Funds.

c	Annualized.

d

The ratios of net expenses to average members’ capital before Incentive Allocation were 2.64%, 2.52%, 2.28%, 2.02%, 1.91% and 1.78% for the period from January 1, 2015 to June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively. Ratios for periods less than a full year have been annualized.

e

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for cash flows related to capital subscriptions or withdrawals during the period. Total return for periods less than a full year are not annualized.

f

The total returns before Incentive Allocation were 1.16%, (1.11%), 9.78%, 3.12%, (1.38%) and 10.55% for the period from January 1, 2015 to June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively. Total return for periods less than a full year are not annualized.

The accompanying notes are an integral part of these financial statements.

A&Q Event Fund LLC

Notes to Financial Statements

(Unaudited)

June 30, 2015

1.	Organization

A&Q Event Fund LLC (the “Fund”) was organized as a limited liability company under the laws of Delaware on July 20, 2001 and commenced operations on October 1, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund is commonly referred to as a “fund of funds.” Its investment objective is to maximize capital appreciation over the long term. The Fund will seek to achieve its objective principally through the allocation of assets among a select group of alternative asset managers (the “Investment Managers”) and the funds they operate. Investment Managers generally conduct their investment programs through unregistered investment vehicles, such as hedge funds, that have investors other than the Fund, and in other registered investment companies (collectively, the “Investment Funds”).

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, UBS Hedge Fund Solutions (as defined below)), subject to the investment objective and policies of the Fund and to the oversight of the Board.

The Directors have engaged UBS Hedge Fund Solutions LLC (formerly UBS Alternative and Quantitative Investments LLC) (“UBS Hedge Fund Solutions”, the “Adviser” and, when providing services under the Administration Agreement, the “Administrator”), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests in the Fund.

A&Q Event Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2015

1.	Organization (continued)

The Fund from time to time may offer to repurchase interests pursuant to written tenders to members (the “Members”). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor’s initial capital contribution.

2.	New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value (“NAV”) per share practical expedient. ASU 2015-07 is effective for fiscal years beginning after December 15, 2015 and for interim periods within those fiscal years. Early adoption is permitted. The adoption of ASU 2015-07 is currently being assessed by the Adviser of the Fund.

3.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses NAV as its measure of fair value of an investment in an investee when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the investment fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date.

A&Q Event Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2015

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The three levels of the fair value hierarchy are as follows:

Level 1—	quoted prices in active markets for identical investments
Level 2—	fair value of investments in Investment Funds with the ability to redeem in full within one quarter from the measurement date
Level 3—	fair value of investments in Investment Funds that do not have the ability to redeem within one quarter from the measurement date

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments. The Fund considers all Investment Funds with the ability to redeem in full within one quarter of the measurement date at the Investment Fund’s NAV to be Level 2.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of June 30, 2015. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital

A&Q Event Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2015

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

commitments as of June 30, 2015. The Fund used the following categories to classify its Investment Funds:

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. The Investment Funds in the equity hedged strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Equity Hedged	30 – 90 days	29%
*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.
**	These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring 4 redemption periods.

The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. The Investment Funds in the multi-strategy strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates	Percentage with side pockets **
Multi-Strategy	45 – 65 days	N/A	8%
*

These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period. These amounts exclude side pockets and liquidating trusts.

**	Redemption notice periods are no longer effective and the liquidation of assets is uncertain.

A&Q Event Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2015

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit/income, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. The Investment Funds in the other strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period	Percentage with investor level gates	Percentage with side pockets or in liquidation *
Other	N/A	N/A	100%
*	Redemption notice periods are no longer effective and the liquidation of assets is uncertain.

The Investment Fund in the relative value strategy, a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. The Investment Fund in the relative value strategy has restrictions on liquidity in its offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates
Relative Value	30 days	N/A
*	The Investment Fund is available to be redeemed in accordance with its offering documents, as of the measurement date, subject to the notice period.

A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

The NAV of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles

A&Q Event Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2015

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Adviser has adopted procedures pursuant to Accounting Standards Codification 820, Fair Value Measurements in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ investment managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ investment managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown, on an aggregate basis, whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s members’ capital at June 30, 2015.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

b.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

A&Q Event Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2015

3.	Significant Accounting Policies (continued)

c.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; interest expense; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

d.	Income Taxes

The Fund has reclassified $597,413 and $3,134,391 from accumulated net investment loss and accumulated net realized gain from investments in Investment Funds and foreign currency transactions, respectively, to net capital contributions during the six month period ended June 30, 2015. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund’s Members as of June 30, 2015 and had no effect on members’ capital.

The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund’s tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2015, the Fund did not incur any interest or penalties. The Adviser does not believe there are positions for which it is reasonably likely that the total amounts of unrecognized tax liability will significantly change within twelve months of the reporting date.

Each Member is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

e.	Cash

Cash consists of monies held at The Bank of New York Mellon (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

A&Q Event Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2015

3.	Significant Accounting Policies (continued)

f.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members’ capital from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

4.	Related Party Transactions

The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the “Management Fee”) at an annual rate of 1.25% of the Fund’s members’ capital, excluding the capital account attributable to the Administrator, Adviser and the Special Advisory Account as described below. The Management Fee is paid to the Administrator out of the Fund’s assets and debited against the Members’ capital accounts, excluding the capital account attributable to the Administrator, Adviser and the Special Advisory Account. A portion of the Management Fee will be paid by UBS Hedge Fund Solutions to its affiliates.

UBS Financial Services Inc. (“UBS FSI”), a wholly owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

The net increase or decrease in members’ capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Adviser or Administrator and the Special Advisory Account as described below.

The Adviser is entitled to receive, generally at the end of each fiscal year and upon a Member’s withdrawal, an incentive allocation (the “Incentive Allocation”) of 5% of the net profits (defined as net increase in Members Capital derived from Operations), if any, that would have been credited to the Member’s capital account for such period. A special advisory account (the “Special Advisory Account”) has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation is made only with respect to net profits that exceed any net losses

A&Q Event Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2015

4.	Related Party Transactions (continued)

previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six month period ended June 30, 2015 and the year ended December 31, 2014 was $1,265 and $3,206, respectively.

Each Director of the Fund receives an annual retainer of $8,250 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis along with the seven other registered alternative investment funds advised by UBS Hedge Fund Solutions. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

5.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), as Fund administrator, performs certain additional administrative, accounting, record keeping, tax and investor services for the Fund. BNY Mellon receives a monthly fee primarily based upon (i) the average members’ capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members’ capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

The Custodian has entered into a service agreement whereby it provides custodial services for the Fund.

6.	Loan Payable

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a secured Credit Agreement dated as of November 1, 2010, as amended, supplemented or otherwise modified from time to time, which will terminate on July 16, 2015 unless extended (the “Credit Agreement”). Under the Credit Agreement, the Fund may borrow from time to time on a revolving basis at any time up to $8,000,000 for temporary investment purposes and to meet requests for tenders. Indebtedness outstanding under the Credit Agreement accrues interest at a rate per annum for each day equal to 1.5% plus the higher of the Overnight LIBOR Rate and the Federal Funds Rate for such day (the “Interest Rate”), or at 2% over the Interest Rate during an event of default. There is a commitment fee payable by the Fund, calculated at 35 basis points per annum of the line of credit not utilized.

A&Q Event Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2015

6.	Loan Payable (continued)

For the six month period ended June 30, 2015, the Fund’s average interest rate paid on borrowings was 1.62% per annum and the average borrowings outstanding was $1,667. The Fund did not have any borrowings outstanding at June 30, 2015. Interest expense for the six month period ended June 30, 2015 was $27, of which none was payable at June 30, 2015.

7.	Investments

As of June 30, 2015, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments for the six month period ended June 30, 2015 amounted to $10,400,000 and $13,886,193, respectively.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2015 will not be finalized by the Fund until after the fiscal year end.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.00% (per annum) of net assets and incentive fees or allocations ranging from 17.50% to 20.00% of net profits earned which excludes Highland that no longer charges management or incentive fees. One or more Investment Funds have entered into a side pocket arrangement. Detailed information about the Investment Funds’ portfolios is not available. Please see the Schedule of Portfolio Investments for further information.

8.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

9.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

A&Q Event Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2015

10.	Subsequent Events

As of June 30, 2015, the Fund had $3,771,822 of withdrawals payable, including withdrawals payable to Advisor. On July 29, 2015, the Fund paid $3,586,033. The remaining amount payable of $185,789 is scheduled to be paid in accordance with the terms of the Fund’s June 30, 2015 tender offer.

On August 13, 2015, the Board approved the formal liquidation of the Fund, and as such, the Fund is proceeding with a liquidation of its portfolio of investments. As a result, withdrawals out of the Fund have been suspended, and proceeds will be distributed in an orderly manner. Subscriptions into the Fund, for both new and existing Members, have been suspended since May 1, 2015, and will remain suspended throughout the liquidation, distribution and wind down. Notices regarding the Fund’s liquidation have been sent to Members, and Members will continue to receive pertinent information from the Adviser, as appropriate.

A&Q Event Fund LLC

Schedule of Portfolio Investments

(Unaudited)

June 30, 2015

Investment Fund	Geographic Focus	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption
Equity Hedged

Corvex Partners, L.P.	US/Canada	$2,326,888	$3,621,272	$—	$—	$3,621,272	8.64%	3/1/2012	Quarterly	6/30/2015 (b)	$905,318
Hayman Credes Fund, L.P.	US/Canada	650,000	649,896	—	—	649,896	1.55	2/1/2015	Quarterly	3/31/2016	$649,896
Ivory Optimal Fund L.P.	US/Canada	3,500,000	3,454,857	—	3,454,857	—	8.24	5/1/2015	Monthly	6/30/2015	$3,454,857
JANA Partners, L.P.	US/Canada	4,000,000	4,696,109	—	4,696,109	—	11.20	2/1/2013	Quarterly	6/30/2015	$4,696,109
Marcato, L.P.	US/Canada	750,037	875,976	—	—	875,976	2.09	8/1/2013	Quarterly	6/30/2015 (b)	$218,994
Senator Global Opportunity Fund, L.P.	Global	1,665,091	3,208,388	—	—	3,208,388	7.65	1/1/2010	Quarterly	6/30/2015 (b)	$802,097
Starboard Value and Opportunity Fund, L.P.	US/Canada	4,176,171	5,078,459	—	5,078,459	—	12.11	11/1/2010	Quarterly	6/30/2015	$5,078,459
Trian Partners, L.P.	US/Canada	3,905,966	5,171,014	—	5,171,014	—	12.33	1/1/2008	Quarterly	6/30/2015	$5,171,014

Equity Hedged Subtotal		20,974,153	26,755,971	—	18,400,439	8,355,532	63.81

Multi-Strategy

Davidson Kempner Partners, L.P.	US/Canada	4,061,685	6,388,083	—	—	6,388,083	15.24	10/1/2006	Semi-Annually	6/30/2015	$6,388,083
OZ Domestic Partners, L.P. (Anniversary)	Global	55,475	66,587	—	—	66,587	0.16	10/1/2001	Anniversary	3/31/2016	$66,587
OZ Domestic Partners, L.P. (SP)	Global	480,271	570,376	—	—	570,376	1.36	10/1/2001	N/A	N/A (c)	N/A

Multi-Strategy Subtotal		4,597,431	7,025,046	—	—	7,025,046	16.76

Other

Harbinger Capital Partners Fund I, L.P., Class L	US/Canada	17,528	77,075	—	—	77,075	0.18	5/1/2002	N/A	N/A (c)	N/A
Harbinger Class PE Holdings (U.S.) Trust	US/Canada	1,204,575	493,715	—	—	493,715	1.18	5/1/2002	N/A	N/A (c)	N/A
Highland Credit Strategies Fund, Ltd.	US/Canada	662,630	1,925,291	—	—	1,925,291	4.59	4/1/2006	N/A	N/A (c)	N/A

Other Subtotal		1,884,733	2,496,081	—	—	2,496,081	5.95

Relative Value

TIG Arbitrage Enhanced, L.P.	US/Canada	4,250,000	4,294,687	—	4,294,687	—	10.24	7/1/2014	Monthly	6/30/2015	$4,294,687

Relative Value Subtotal		4,250,000	4,294,687	—	4,294,687	—	10.24

Total		$31,706,317	$40,571,785	$—	$22,695,126	$17,876,659	96.76%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	The Investment Fund is subject to an investor level gate of 25%.
(c)	All of the Fund’s interests in the Investment Fund are held in side pockets and liquidating trusts which have restricted liquidity.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The preceding notes are an integral part of these financial statements.

A&Q Event Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2015

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical investments. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s NAV. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s NAV. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of June 30, 2015 is $4,290,806 which relates to the value of a portion of several investments that can be partially redeemed within one quarter from the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended June 30, 2015.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2014	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015
Credit/Income	$719,581	$(6,998)	$(13,824)	$–	$(698,759)	$–	$–	$–
Equity Hedged	15,318,132	3,019,166	(2,143,114)	650,000	(8,488,652)	–	–	8,355,532
Multi-Strategy	7,443,446	209,761	(95,659)	–	(532,502)	–	–	7,025,046
Other	2,921,369	(124,858)	(170,470)	–	(129,960)	–	–	2,496,081
Total	$26,402,528	$3,097,071	$(2,423,067)	$650,000	$(9,849,873)	$–	$–	$17,876,659

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2015 is $(2,409,242) and is included in net change in unrealized appreciation/depreciation on investments in Investment Funds on the Statement of Operations.

The preceding notes are an integral part of these financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the SEC’s website at http://www.sec.gov.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge, on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Event Fund LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	9/4/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	9/4/2015

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	9/4/2015

* Print the name and title of each signing officer under his or her signature.